Other Equity Instruments - Additional Information (Detail) $ in Millions			12 Months Ended
	May 15, 2018 USD ($)	Feb. 07, 2012	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other equity instruments [line items]
Interest rate			8.00%	8.00%
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [line items]
Principal amount | $	$ 525		$ 525
Borrowing maturity			30 years
Non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount | $	$ 525
Borrowing maturity	30 years	2042
Interest rate		8.00%
Equity component [member]
Disclosure of other equity instruments [line items]
Principal amount				€ 271,000,000	€ 271,000,000
Equity component [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount				271,000,000	271,000,000
Subordinated borrowings - held at amortized cost [member]
Disclosure of other equity instruments [line items]
Principal amount				68,000,000	69,000,000
Subordinated borrowings - held at amortized cost [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount				68,000,000	69,000,000
Deferred tax liability [member]
Disclosure of other equity instruments [line items]
Principal amount				89,000,000	92,000,000
Deferred tax liability [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount				€ 89,000,000	€ 92,000,000